Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and other liabilities

Accounts payable and other liabilities is comprised of the following balances:

	As of December 31,
	2023	2022
Accounts payable	$49,670	$45,974
Other payables (1)	21,008	24,544
Accrued liabilities (2)	67,751	91,691
Payroll liabilities	35,646	33,186
Provisions and contingent liabilities (3)	28,624	46,134
Total	$202,699	$241,529

(1)
Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
(2)
Accrued liabilities mainly consist of the provision for customer payments, a majority of which was paid during the year ended December 31, 2023 (See Note 19) and general accrued expenses and external interest payable.
(3)
Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 4), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 8), and provisions recognized for certain litigation claims (See Note 19).